SEC File Number 811-05631
033-23452

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC   20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 41

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT
 OF 1940

Amendment No. 42

FIRST PACIFIC MUTUAL FUND, INC.
(Exact name of Registrant as Specified in Charter)

3113 Olu Street, Honolulu, Hawaii   96816-1425
(Address of Principal Executive Office)

Registrant’s telephone number, including area code:  (808) 988-8088

Terrence Lee, President; First Pacific Mutual Fund, Inc.;
3113 Olu Street, Honolulu, Hawaii  96816-1425
(Name and Address of Agent for Service)

Please send copies of all communications to:
Nancy P. O’Hara
 Drinker Biddle & Reath LLP
One Logan Square
Suite #2000
Philadelphia, PA  19103-6996

Approximate Date of Proposed Public Offering:
It is proposed that this filing will become effective
(check appropriate box)

[X]	immediately upon filing pursuant to paragraph (b)
[ ]	on _________ pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on _________ pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on _________ pursuant to paragraph (a)(2) of Rule 485
[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

EXPLANATORY NOTE

This Post-Effective Amendment No. 42 to the Corporation's Registration Statement on Form N-1A is filed for the sole purpose of submitting the XBRL exhibits for the risk/return summary first provided in Post-Effective Amendment No. 41 filed January 30, 2014 and incorporates Parts A, B and C from said amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (“Securities Act”) and the Investment Company Act of 1940, as amended, the Corporation certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 41 to its registration statement under Rule 485(b) under the Securities Act and has duly caused this Amendment No. 42 to its registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Honolulu, and State of Hawaii on the 13th day of February, 2014.

FIRST PACIFIC MUTUAL FUND, INC.

By:	/s/ Terrence K.H. Lee
Terrence K.H. Lee, President and CEO

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 41 to its registration statement has been signed below by the following persons in the capacities and on the date indicated.

/s/ Terrence K.H. Lee	Chairman, Director,	February 13, 2014
Terrence K.H. Lee	President and CEO

/s/ Clayton W.H. Chow	Director	February 13, 2014
Clayton W.H. Chow

/s/ Lynden M. Keala	Director	February 13, 2014
Lynden M. Keala

/s/ Stuart S. Marlowe	Director	February 13, 2014
Stuart S. Marlowe

/s/ Karen T. Nakamura	Director	February 13, 2014
Karen T. Nakamura

/s/ Kim F. Scoggins	Director	February 13, 2014
Kim F. Scoggins

/s/ Nora B. Simpson	Treasurer	February 13, 2014
Nora B. Simpson	(Chief Financial Officer)

EXHIBIT INDEX

Exhibit No.	Exhibit
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CALC	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase